Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of other assets [abstract]
Accounts receivable and prepaids	$ 4,250	$ 5,056
Accrued interest receivable	4,703	2,195
Cash collateral	25,634	14,541
Commodity trading receivables	7,054	6,996
Deferred income tax asset	1,472	2,011	$ 2,579
Employee benefit assets	3,331	2,640
Insurance-related assets
Collateral loans	524	615
Policy loans	85	87
Reinsurance assets	1,084	1,032
Other	12	62
Investments in joint ventures and associates	711	654
Margin deposits	14,684	11,441
Precious metals	1,772	1,619
Receivable from brokers, dealers and clients	3,299	3,395
Taxes receivable	6,933	4,891
Other	4,752	4,648
Other assets	$ 80,300	$ 61,883